ROU Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Rou Assets And Operating Lease Liabilities
Schedule of Non-Cancellable Lease Contract

As of June 30, 2025 and December 31, 2024, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Beach Centre, Singapore	3 years and 2 months from April 1, 2023 to May 31, 2026
Office at Seoul, South Korea	1 year from March 4, 2024 to March 3, 2025, with an option to renew for 1 year

a)	Amounts recognized in the unaudited condensed consolidated balance sheets:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Right-of-use assets	$84,831	$133,103

Operating lease liabilities
Current	$93,767	$104,267
Non-current	10,388	41,011
	$104,155	$145,278

Weighted average remaining lease terms (in years)	0.39	1.39

b)	Information related to operating lease activities during the six months ended June 30, 2025 and 2024 is as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
ROU assets obtained in exchange for operating lease liabilities	$-	$-

Amortization of ROU assets	48,272	40,937
Accretion of operating lease liabilities	2,841	4,479
Total operating lease expenses	$51,113	$45,416

Schedule of Remaining Contractual Maturities

c) The following table summarizes the remaining contractual maturities of lease liabilities, categorized by the years in which such lease liabilities are required to be settled, under operating leases as of June 30, 2025:

Twelve months ended June 30,
2025	$54,377
2026	52,368
Total future lease payments	$106,745
Less: imputed interest	(2,590)
Present value of lease obligations	$104,155